Aero Acquisition	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Aero Acquisition

NOTE 3 – Aero Acquisition

On May 16, 2011, we acquired the assets and assumed the liabilities of Aero in exchange for a total of 8,331,396 shares of our common stock valued at the estimated value of Aero at the acquisition date. We are in the process of obtaining an independent appraisal of the acquisition price of the assets, which has been estimated at $2 million. The acquisition was accounted for under the acquisition method of accounting. Accordingly, the purchase price has been allocated to the fair values of tangible and intangible assets acquired and liabilities assumed at the acquisition date as follows:

On September 21, 2011, the Company issued 13,914 shares of common stock to Aero Pharmaceuticals, Inc. in consideration for the delay in filing the Company’s Registration Statement on Form S-1, as required in the Asset Purchase Agreement between the Company and Aero Pharmaceuticals, Inc.

The above referenced securities were issued were issued in reliance upon the exemption from registration provided by Section 4(2) of the Securities Act and Rule 506 promulgated thereunder.

Financial assets	$608,644
Inventory	92,343
Property and equipment	1,377
Financial liabilities	(1,673)
Total identifiable assets	700,691
Goodwill	1,353,574
2,054,265

The results of operations of Aero are included in the consolidated statement of operations from its date of acquisition.